Note 9 - Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about inventories, explanatory [text block]
	As of December 31,
	2025			2024
	Cost	Allowance for valuation loss	Book value	Cost	Allowance for valuation loss	Book value
Finished goods	$-	$-	$-	$5,199	$-	$5,199

Disclosure of detailed information about costs and services recognized as expense [text block]
	Year ended December 31,
	2025	2024	2023
Cost of goods sold	$51,046,423	$25,979,708	$8,766,733
Cost of services	16,438,213	11,386,099	11,209,416
	$67,484,636	$37,365,807	$19,976,149